Document and Entity Information	Mar. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	AQUILA MUNICIPAL TRUST
Entity Central Index Key	0000784056
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Jul. 25, 2019